As filed with the Securities and Exchange Commission on February 11, 2011

Securities Act File No. 333-146327
 Investment Company Act File No. 811-22128

SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Post-Effective Amendment No. 21	☒ ☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 22	☒ ☒
(Check appropriate box or boxes.)

FOCUSSHARES TRUST
(Exact Name of Registrant as Specified in Charter)

210 Summit Avenue
Suite C-11
Montvale, NJ 07645
 (Address of Principal Executive Offices) (Zip Code)
 Registrant’s Telephone Number, including Area Code: 201-930-8500

Erik Liik
210 Summit Avenue
Suite C-11
Montvale, NJ 07645
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
       It is proposed that this filing will become effective (check appropriate box)
       •    immediately upon filing pursuant to paragraph (b) of Rule 485.
       ×   on March 14, 2011, pursuant to paragraph (b) of Rule 485.
       •    60 days after filing pursuant to paragraph (a)(1) of Rule 485.
       •    on [date] pursuant to paragraph (a) of Rule 485.
       •    75 days after filing pursuant to paragraph (a)(2) of Rule 485.
       •    on [date] pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:
       ×   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest,
 no par value.

/Explanatory Note

This Post-Effective Amendment No. 21 under the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 22 under the Investment Company Act of 1940, as amended) to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act, solely for the purpose of delaying, until March 14, 2011, the effectiveness of the registration statement for the FocusShares Progressive Principal Protection 2015 Target Date Fund, FocusShares Progressive Principal Protection 2020 Target Date Fund, FocusShares Progressive Principal Protection 2025 Target Date Fund, FocusShares Progressive Principal Protection 2030 Target Date Fund, FocusShares Progressive Principal Protection 2035 Target Date Fund, and FocusShares Progressive Principal Protection 2040 Target Date Fund (the “Funds”), filed in Post-Effective Amendment No. 1 on May 4, 2009 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 21 incorporates by reference the information contained in Parts A, B and C of the filing of February 27, 2009 on Form N-1A.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 21 under the Securities Act to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Borough of Montvale, and State of New Jersey on this 11th day of February, 2011.

FocusShares Trust

By:

Erik Liik President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name			Title	Date

*			Trustee	February 11, 2011

Karl-Otto Hartmann

*			Trustee	February 11, 2011

Christopher C. Fox

*			Trustee	February 11, 2011

Michael J. LeVar

*			Trustee	February 11, 2011

Joan D. Malloy

*			Trustee	February 11, 2011

Patricia A. Milon

			President	February 11, 2011

Erik Liik			(Principal Executive Officer)

			Chief Financial Officer and Treasurer	February 11, 2011

Brent C. Arvidson			(Principal Financial Officer)

*By:

		*	Erik Liik
Attorney-in-fact